Supplemental Financial Information - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities, Current [Abstract]
Employee compensation and benefits	$ 6,516	$ 9,927	$ 484
Contract liabilities, current portion	10,307	10,162	0
Fair value of contingent consideration, current portion	3,500	0
Construction in progress related accruals	1,365	3,726	0
Accrued expenses	4,837	3,464	2,751
Other (miscellaneous)	2,793	2,620	1,155
Accrued expenses and other current liabilities	$ 29,318	$ 29,899	$ 4,390